Changes In Accumulated Other Comprehensive Loss Due To Derivative Instruments And Hedging Activities (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Beginning balance	$ (170)	$ (211)
Unrealized gain on cash flow hedges, net of taxes of $(45) and $(23), respectively	73	41
Ending balance	$ (97)	$ (170)